Annual Total Returns [BarChart] - LVIP Fidelity Institutional AM Select Core Equity Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2014	6.18%
2015	(4.81%)
2016	6.59%
2017	19.03%
2018	(5.85%)
2019	20.04%
2020	20.26%